CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss	$ (316)	$ 1,507
Adjustments for:
Share of profit from equity accounted investees - operations (Note 12)	(282)	(375)
Impairment in share of profit from equity accounted investees (Note 12)	314	0
Distributions from equity accounted investees (Note 12)	459	575
Depreciation and amortization	700	507
Impairment expense (Note 13)	1,776	300
Unrealized loss on commodity-related derivative financial instruments (Note 27)	84	13
Net finance costs (Note 21)	420	289
Net interest paid (Note 21)	(383)	(269)
Income tax (recovery) expense (Note 14)	(100)	35
Taxes paid	(295)	(141)
Share-based compensation expense (Note 25)	28	66
Share-based compensation payment	(45)	(50)
Net change in contract liabilities	(1)	(30)
Other	(14)	(1)
Change in non-cash operating working capital	(93)	106
Cash flow from operating activities	2,252	2,532
Financing activities
Bank borrowings and issuance of debt (Note 17)	1,581	2,153
Repayment of loans and borrowings	(2,421)	(1,866)
Repayment of lease liability	(94)	(68)
Issuance of medium-term notes (Note 17)	1,578	2,318
Issue costs and financing fees	(11)	(14)
Exercise of stock options	88	151
Dividends paid	(1,530)	(1,323)
Cash flow (used in) provided by financing activities	(809)	1,351
Investing activities
Capital expenditures	(1,029)	(1,645)
Contributions to equity accounted investees (Note 12)	(202)	(206)
Acquisitions (Note 7)	0	(2,009)
Receipt of finance lease payments	9	0
Interest paid during construction (Note 21)	(46)	(42)
Advances to related parties	(32)	(63)
Changes in non-cash investing working capital and other	(183)	55
Cash flow used in investing activities	(1,483)	(3,910)
Change in cash and cash equivalents	(40)	(27)
Effect of movement in exchange rates on cash held	(8)	(1)
Cash and cash equivalents, beginning of period	129	157
Cash and cash equivalents, end of period	$ 81	$ 129